Other Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Other Receivables
Note 6 - Other Receivables

	December 31
	2017	2018
	US$ thousands

Advances to suppliers	555	5,260
Government authorities	4,475	2,916
Prepaid expense	531	884
Other receivables	262	427
	5,823	9,487